Breakdown of Contractual Assets and Liabilities, and Capitalized Costs (Tables)	12 Months Ended
Dec. 31, 2018
Revenue From Contracts With Customers [Abstract]
Movement of contractual assets and contractual liabilities
The movement of contractual assets and capitalized costs in 2018 is as follows:

Millions of euros	Balance at 12/31/17	First application of new IFRS impacts	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Balance at 12/31/18
Long-term contractual assets (Note 11)	—	68	153	(2)	(110)	(1)	108
Contractual assets	—	71	156	(2)	(110)	(1)	114
Impairment losses	—	(3)	(3)	—	—	—	(6)
Short-term contractual assets (Note 12)	—	332	761	(856)	113	(9)	341
Contractual assets	—	354	764	(857)	113	(10)	364
Impairment losses	—	(22)	(3)	1	—	1	(23)
Total	—	400	914	(858)	3	(10)	449
The movement of contractual liabilities of contracts with customers in 2018 is as follows:

Millions of euros	Balance at 12/31/17	First application of new IFRS impacts	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Balance at 12/31/18
Long-term contractual liabilities (Note 18)	—	106	558	(295)	240	4	613
Short-term contractual liabilities (Note 19)	—	98	7,561	(7,631)	1,317	(10)	1,335
Total	—	204	8,119	(7,926)	1,557	(6)	1,948

Movement of deferred expenses
The movement of the deferred expenses in 2018 is as follows:

Millions of euros	Balance at 12/31/17	First application of new IFRS impacts	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Balance at 12/31/18
Non-current capitalized costs (Note 11)	—	172	366	(1)	(343)	(3)	191
Of obtaining a contract	—	170	349	(1)	(338)	(2)	178
Of fulfilling a contract	—	2	17	—	(5)	(1)	13
Impairment losses	—	—	—	—	—	—	—
Current capitalized costs (Note 12)	—	540	437	(746)	342	(7)	566
Of obtaining a contract	—	522	400	(713)	337	(5)	541
Of fulfilling a contract	—	18	37	(33)	5	(2)	25
Impairment losses	—	—	—	—	—	—	—
Total	—	712	803	(747)	(1)	(10)	757

Maturity schedule of contractual liabilities
The maturity schedule of contractual liabilities at December 31, 2018 is as follows:

Millions of euros	2019	2020	2021	Subsequent years	Total
Contractual liabilities, activation fees	158	5	3	11	177
Contractual liabilities, sales of prepay cards	552	—	—	—	552
Contractual liabilities, services	315	30	3	13	361
Contractual liabilities, sales of handsets	75	3	—	—	78
Contractual liabilities, irrevocable rights to use	26	24	24	183	257
Other contractual liabilities	209	121	115	78	523
Maturity of performance obligations	1,335	183	145	285	1,948